PROMISSORY NOTE	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
PROMISSORY NOTE

7. PROMISSORY NOTE

On March 6, 2023, the Company issued an unsecured promissory note (“the Promissory note”) in a principal amount of $2,749,412. The Promissory note was issued at discount of 15% with a maturity date of July 18, 2023. The principal amount outstanding shall bear no interest during the period up until July 18, 2023. The Promissory note will only bear simple interest at the rate of 20% per annum in the event of default from the date of such non-payment until such amount is paid in full.

BRUUSH ORAL CARE INC.

NOTES TO THE CONDENSED INTERIM FINANCIAL STATEMENTS

(Unaudited - Expressed in U.S. dollars)

Three and six months ended April 30, 2023 and 2022

A continuity of the Promissory note is shown below:

Balance October 31, 2022	$-
Additions	2,749,412
Discount	(412,412)
Transaction costs	(207,746)
Accretion	206,968
Balance April 30, 2023	$2,336,222

Subsequent to the period ended, the Company and the Promissory note holder (“the Holder”) entered into an agreement in which the Holder subscribed for convertible notes (Note 14) in lieu of repayment and Promissory note was cancelled in its entirety.

10. SENIOR SECURED PROMISSORY NOTES

December Financing

On December 3, 2021, the Company issued senior secured promissory notes (the “December Senior Secured Promissory Notes”) in the amount of $3,000,000. The December Senior Secured Promissory Notes have a maturity date of December 3, 2022 and bear interest at 8% per annum. The December Senior Secured Promissory Notes are secured by the Company’s assets.

Should the Company complete any public offering of securities or any other financing or capital-raising transaction of any kind (each a “Subsequent Offering”) for gross proceeds of over $5,000,000 prior to December 3, 2022, the Company shall repay the notes in their entirety.

In conjunction with the issuance of the December Senior Secured Promissory Notes, the Company incurred transaction costs consisting of finders’ fees and professional fees in the amount of $396,500, which was offset against the December Senior Secured Promissory Notes at recognition. The effective interest rate on the December Senior Secured Promissory Notes was determined to be 22% per annum.

As part of the agreement, the Company is also to issue units to the holders of the December Senior Secured Promissory Notes (“the Units”) with the same terms as units to be issued as part of the Company’s initial public offering (“IPO”). The number of Units is determined by dividing 50% of the principal amount of the Secured Promissory Notes by the unit price of the Company’s IPO. Each Unit will comprise of one of the common shares and one warrant (the “Warrants”). Each Warrant is exercisable into one common share at an exercise price equal to the share price of the Company’s IPO. The Warrants will expire five and a half years after the closing of the Company’s IPO.

On August 4, 2022, the Company completed its IPO and repaid principal amounts of $3,000,000 and $130,882 in interest for the December Senior Secured Promissory Notes. In addition to the repayment, the Company issued 360,577 Units to the holders of the December Senior Secured Promissory Notes. The fair value of the Units issued of $1,500,000 has been recognized as financing costs during the year ended October 31, 2022. $488,149 of the fair value was allocated to the warrants and was estimated using the Black-Scholes Options Pricing Model using the following assumptions: expected dividend yield - 0%, expected volatility - 66%, risk-free interest rate – 2.79% and an expected remaining life - 5 years.

April Financing

On April 28, 2022, the Company issued senior secured promissory notes (the “April Senior Secured Promissory Notes”) in the amount of $1,650,000. The April Senior Secured Promissory Notes have a maturity date of December 2, 2022 and bear interest at 8% per annum. The April Senior Secured Promissory Notes are secured by the Company’s assets. In the event of default, the interest rate increases to 15%.

The April Senior Promissory Notes were issued with a 10% discount such that funds of $1,500,000 were received by the Company. In conjunction with the issuance of the April Senior Secured Promissory Notes, the Company incurred transaction costs consisting of finders’ fees and professional fees in the amount of $242,750, which was offset against the April Senior Secured Promissory Notes at recognition. The effective interest rate on the April Senior Secured Promissory Notes was determined to be 55% per annum.

Should the Company complete any public offering of securities or any Subsequent Offering for gross proceeds of over $5,000,000 prior to December 2, 2022, the Company shall repay the notes in their entirety.

As part of the agreement, the Company is also to issue shares to the holders of the April Senior Secured Promissory Notes (“the Commitment Shares”) with the same terms as units to be issued as part of the Company’s IPO. The number of Commitment Shares is determined by dividing 100% of the principal amount of the April Secured Promissory Notes by the share price of the Company’s IPO.

On August 4, 2022, the Company completed its IPO and repaid principal amounts of $1,650,000, and $71,985 in interest for the April Senior Secured Promissory Notes. In addition to the repayment, the Company issued 396,635 Commitment Shares to the holders of the April Senior Secured Promissory Notes. The fair value of the Commitment Shares issued of $1,113,036 has been recognized as financing costs during the year ended October 31, 2022.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021

10. SENIOR SECURED PROMISSORY NOTES (continued)

On September 29, 2022, the Company paid one of the lenders an additional forebearance fee of $75,000 in conjunction with the December and April financings.

A continuity of the senior secured promissory notes below:

	December Senior Secured Promissory Notes	April Senior Secured Promissory Notes	Total
Balance, January 31, 2021 and October 31, 2021	$-	$-	$-
Additions	3,000,000	1,650,000	4,650,000
Discount	-	(150,000)	(150,000)
Transaction costs	(396,500)	(242,750)	(639,250)
Accretion	527,382	464,735	992,117
Repayment	(3,130,882)	(1,721,985)	(4,852,867)
Balance, October 31, 2022	$-	$-	$-